INVENTORIES, NET	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 3:	INVENTORIES, NET

	June 30,	December 31,
	2018	2017
	$	$

Raw materials, parts and supplies	1,804	1,707
Finished products	3,085	3,169

	4,889	4,876

As of June 30, 2018 and December 31, 2017, inventory is presented net of write offs for slow inventory in the amount of approximately $232 and $232, respectively.